Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 30, 2022
Registrant Name	dei_EntityRegistrantName	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK	dei_EntityCentralIndexKey	0000896435
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 30, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2022
Prospectus Date	rr_ProspectusDate	Mar. 30, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A